Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital	Share capital
Share capital and share premium of the Group’s Ordinary Shares issued as of 31 December 2024, and 2023 are as follows (in thousands, except for share amounts):

	2024		2023
	Shares	Share capital and share premium	Shares	Share capital and share premium
Ordinary Shares	301,805,677	2,009,884	266,821,844	1,231,969
Total share capital and share premium	301,805,677	2,009,884	266,821,844	1,231,969

The authorised capital, excluding the share capital, is set at $59.0 million, consisting of 5,901,355,465 shares, each having a nominal value of $0.01.
On 26 February 2024, Alvotech announced it had received and accepted an offer from investors outside the U.S. for the sale of 10,127,132 Ordinary Shares, for an approximate gross value of $166 million, at a purchase price of $16.41 per share, or ISK 2,250, at the foreign exchange rate on 23 February 2024. The shares were to be delivered to investors from previously issued treasury shares held by Alvotech´s subsidiary Alvotech Manco. As of 31 December 2024, the settlement of the sale offers resulted in 9,213,333 Ordinary Shares delivered to investors upon the payment of $150.5 million, the net proceeds of the transaction totaling $144 million.
The Company announced in June 2024 that all holders of the Tranche A and some holders of the Tranche B of the 2022 Convertible Bonds exercised their right to conversion into ordinary shares at the fixed conversion price of $10.00 per share on the last scheduled conversion date prior to maturity, which is 1 July 2024. Similarly, some holders of the Aztiq Convertible Bonds decided to exercise similar conversion right into ordinary shares at the same conversion price. Based on the current exchange rate, a total of approximately 22.1 million new shares were issued on 1 July 2024, corresponding to approximately $220.7 million of aggregate value of these bonds with accrued interest. The holders of the 2022 Convertible Bonds and the Aztiq Convertible Bonds that did not exercise their right to conversion, obtained repayment from the Group in July 2024, upon the closing of the Secured Loan Facility of $965.0 million.
Movements in the Group’s Ordinary shares, share capital and share premium during the years ended 31 December 2024, 2023, and 2022 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Predecessor Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2022		13,481,799	135	1,000,118	1,000,253
Elimination of Predecessor Ordinary Shares (Note 1.1)	—	(13,481,799)	(135)	135	—
Issuance of Ordinary Shares (Note 1.1)	186,576,505	—	1,866	63,169	65,035
PIPE Financing (Note 1.1)	17,493,000	—	175	174,755	174,930
Transaction costs arising on share issue	—	—	—	(5,562)	(5,562)
Predecessor Earn Out Shares (Note 1.1)	38,330,000	—	—	(227,500)	(227,500)
OACB Earn Out Shares (Note 1.1)	1,250,000	—	—	(9,100)	(9,100)
SARs Settlement	3,510,582	—	35	30,267	30,302
Settlement of related party loans with Ordinary Shares	5,000,000	—	50	32,150	32,200
Balance at 31 December 2022	252,160,087	—	2,126	1,058,432	1,060,558
Capital contribution	11,834,061	—	118	132,618	132,736
Vested earn-out shares	—	—	6	8,300	8,306
Penny warrants (Note 27)	2,479,962	—	25	27,159	27,184
Public warrants (Note 27)	553,552	—	6	7,612	7,618
Settlement of RSUs with shares (Note 22)	838,919	—	8	5,095	5,103
Settlement of SARs with shares	(1,044,737)	—	(10)	(9,526)	(9,536)
Balance at 31 December 2023	266,821,844	—	2,279	1,229,690	1,231,969
Capital contribution	9,213,333	—	92	144,547	144,639
Vested earn-out shares	—	—	198	310,703	310,901
Penny warrants (Note 27)	1,718,845	—	17	24,293	24,310
Public warrants (Note 27)	419,660	—	4	6,691	6,695
Settlement of RSUs with shares (Note 22)	1,549,290	—	15	5,890	5,905
Settlement of options with shares	9,127	—	0	105	105
Conversion of convertible bonds (Note 21)	22,073,578	—	221	285,139	285,360
Balance at 31 December 2024	301,805,677	—	2,826	2,007,058	2,009,884
No dividends were paid or declared during the years ended 31 December 2024, 2023, and 2022.
At 31 December 2024 and 2023 Alvotech Manco ehf., a subsidiary of Alvotech hf., owned 22,995,363 and 22,905,618 Ordinary Shares in Alvotech. Such shares are intended for the future issuance of Ordinary Shares under the Management Incentive Plan and other equity offerings.